       As filed with the Securities and Exchange Commission on November 6, 2006
                                                    Registration Nos. 333-34741
                                                                      811-05200
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
      Pre-Effective Amendment No.                       [ ]
      Post-Effective Amendment No. 20                   [X]
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 154                                 [X]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                          (Exact Name of Registrant)
                      METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752

                        (Name and Address of Guarantor)
                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                            13045 Tesson Ferry Road
                              St. Louis, MO 63128

                    (Name and Address of Agent for Service)
                              Richard C. Pearson
              Executive Vice President, General Counsel and Secretary
                      MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680

                                   Copy to:
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                            Washington, D.C. 20004
                                (202) 383-0698

                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on (date) pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered: Individual Variable Annuity Contracts

Note:

The Prospectus dated May 1, 2006 as filed on May 3, 2006 pursuant to Rule 497 (File No. 333-34741/ 811-05200) and the Statement of Additional Information dated May 1, 2006 As Revised July 28, 2006 as filed in Post-Effective Amendment No. 19 on July 28, 2006 pursuant to Rule 485(b) of the Securities Act of 1933 (File No. 333-34741/811-05200) are incorporated herein by reference.

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                      TO
                         PROSPECTUS DATED MAY 1, 2006

   This supplement updates information contained in the prospectus dated May 1, 2006 for the MetLife Investors Navigator-Select and Custom-Select variable annuity contracts issued by MetLife Investors Insurance Company. This supplement should be read in its entirety and kept together with the prospectus for future reference.

   On or about November 13, 2006, five asset allocation portfolios will be added as investment options under the contract. The following information supplements the information in the "Investment Portfolio Expenses" table in the "FEE TABLES AND EXAMPLES" section of the prospectus.

                                                                                               NET
                                                                                              TOTAL
                                                                                             ANNUAL
                                                                                            PORTFOLIO
                                                                                            EXPENSES
                                                                                            INCLUDING
                                                             TOTAL   CONTRACTUAL NET TOTAL (ESTIMATED)
                                  MANAGE- 12B-1/            ANNUAL     EXPENSE    ANNUAL   EXPENSES OF
                                   MENT   SERVICE  OTHER   PORTFOLIO SUBSIDY OR  PORTFOLIO UNDERLYING
                                   FEES    FEES   EXPENSES EXPENSES   DEFERRAL   EXPENSES  PORTFOLIOS
                                  ------- ------- -------- --------- ----------- --------- -----------
MET INVESTORS SERIES TRUST
  -- METLIFE ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
     Portfolio*..................  0.10%   0.25%    0.05%    0.40%      0.05%      0.35%      0.99%
   MetLife Moderate Strategy
     Portfolio*..................  0.09%   0.25%    0.01%    0.35%      0.00%      0.35%      1.01%
MET INVESTORS SERIES TRUST
  -- GALLATIN ASSET ALLOCATION PORTFOLIOS
   Strategic Growth and Income
     Portfolio**.................  0.15%   0.25%    0.13%    0.53%      0.13%      0.40%      1.11%
   Strategic Conservative Growth
     Portfolio**.................  0.15%   0.25%    0.13%    0.53%      0.13%      0.40%      1.20%
   Strategic Growth Portfolio**..  0.15%   0.25%    0.13%    0.53%      0.13%      0.40%      1.26%

--------
* Management fees have been restated to reflect a new fee schedule that became effective on May 1, 2005. Each MetLife Asset Allocation Program Portfolio invests substantially all of its assets in other underlying portfolios of the Met Investors Series Trust or of Metropolitan Series Fund, Inc. As an investor in an underlying portfolio, each Portfolio bears its pro rata portion of the operating expenses of that underlying portfolio, including the management fee. The weighted average of the total operating expenses of the underlying portfolios as of December 31, 2005 were 0.64% for the MetLife Defensive Strategy Portfolio and 0.66% for the MetLife Moderate Strategy Portfolio. As shown in the Contractual Expense Subsidy or Deferral column of the table, a contractual expense limitation arrangement is in effect until at least April 30, 2007 with respect to the MetLife Defensive Strategy Portfolio. Before this expense limitation, the total annual operating
              ------
   expenses of the MetLife Defensive Strategy Portfolio are 0.40% and the net total annual operating expenses including expenses of underlying portfolios are 1.04%.
** Total annual portfolio expenses are estimated for the year ended
   December 31, 2007. Each Gallatin Asset Allocation Portfolio will invest substantially all of its assets in other underlying portfolios of the Met Investors Series Trust or of Metropolitan Series Fund, Inc. As an investor in an underlying portfolio, the Portfolio also will bear its pro rata portion of the operating expenses of that underlying portfolio, including

                                                                    SUPP-N13NAV
   the management fee. The expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios (after any applicable expense limitations) for the year ended
               -----
   December 31, 2005 (or in the case of an underlying portfolio not in existence on December 31, 2005, estimated expenses for the year ended December 31, 2006), estimated according to the Portfolio's allocation targets in place as of the date of the Portfolio prospectus. (See the Portfolio prospectus for a description of each Portfolio's allocation target.) After any applicable expense limitations, the estimated weighted
            -----
   average of the total operating expenses of the underlying portfolios is:
   0.71% for the Strategic Growth and Income Portfolio; 0.80% for the Strategic Conservative Growth Portfolio; and 0.86% for the Strategic Growth Portfolio. Before any applicable expense limitations, the estimated weighted average of
   ------
   the total operating expenses of the underlying portfolios are: 0.91% for the Strategic Growth and Income Portfolio; 1.05% for the Strategic Conservative Growth Portfolio; and 1.23% for the Strategic Growth Portfolio. The expense limitations applicable to the underlying portfolios are in effect until at least April 30, 2007. The expense limitation arrangements applicable to the Portfolios (as shown in the Contractual Expense Subsidy or Deferral column of the table) are in effect until at least April 30, 2008.

   Add the following under "Met Investors Series Trust (Class A or Class B (as noted))" in the "INVESTMENT OPTIONS" section of the prospectus:

   MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B) MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio

   MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B) Strategic Growth and Income Portfolio
   Strategic Conservative Growth Portfolio
   Strategic Growth Portfolio

   Add the following to the "INVESTMENT OPTIONS" section after the "Automatic Rebalancing Program" subsection:

   DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS

   The following MetLife Asset Allocation Program Portfolios (Class B) are available under the contract:

     .   MetLife Defensive Strategy Portfolio

     .   MetLife Moderate Strategy Portfolio

   Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife Asset Allocation Program Portfolios.

   Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. (See the fund prospectus for a description of each portfolio's target allocation.)

   Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

   DESCRIPTION OF THE GALLATIN ASSET ALLOCATION PORTFOLIOS

   The following Gallatin Asset Allocation Portfolios (Class B) are available under the contract:

     .   Strategic Growth and Income Portfolio

     .   Strategic Conservative Growth Portfolio

     .   Strategic Growth Portfolio

   Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the Gallatin Asset Allocation Portfolios. Gallatin Asset Management, Inc. ("Gallatin"), an affiliate of A.G. Edwards, is the sub-adviser of each of these portfolios.

   Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc. that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). (See the fund prospectus for a description of each portfolio's target allocation.) Gallatin establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Gallatin may add new underlying investment portfolios or replace existing underlying investment portfolios or change the allocations among the underlying investment portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the underlying investment portfolios, or the availability of other underlying investment portfolios that may provide a risk-adjusted benefit to a portfolio.

   On a regular basis, Gallatin will evaluate each Gallatin Asset Allocation Portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, Gallatin will consider whether to make changes to any of the underlying investment portfolios.

   The following information supplements the information under "Met Investors Series Trust (Class A or Class B (as noted))" in "APPENDIX B, PART 1. -- INVESTMENT OBJECTIVES" of the prospectus. For additional information, you should refer to the prospectus for each portfolio.

   MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

   METLIFE DEFENSIVE STRATEGY PORTFOLIO
       ADVISER: Met Investors Advisory LLC
       INVESTMENT OBJECTIVE: Seeks a high level of current income with growth of capital, a secondary objective.

   METLIFE MODERATE STRATEGY PORTFOLIO
       ADVISER: Met Investors Advisory LLC

       INVESTMENT OBJECTIVE: Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

   MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)

   STRATEGIC GROWTH AND INCOME PORTFOLIO
       SUBADVISER: Gallatin Asset Management, Inc.
       INVESTMENT OBJECTIVE: Seeks both growth of capital and income where growth takes precedence over income.

   STRATEGIC CONSERVATIVE GROWTH PORTFOLIO
       SUBADVISER: Gallatin Asset Management, Inc.
       INVESTMENT OBJECTIVE: Seeks primarily growth of capital with a level of risk expected to be less than that of an investor fully invested in stocks.

   STRATEGIC GROWTH PORTFOLIO
       SUBADVISER: Gallatin Asset Management, Inc.
       INVESTMENT OBJECTIVE: Seeks growth of capital.

   Add the following information to "APPENDIX B, PART 2 -- PORTFOLIOS AVAILABLE WITH YOUR CONTRACT" in the section that references the name of your contract.

   MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B) MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio

   MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B) Strategic Growth and Income Portfolio
   Strategic Conservative Growth Portfolio
   Strategic Growth Portfolio

2. OTHER INFORMATION

   The corresponding paragraph in the "Distributor" section of the prospectus, as supplemented, is modified as follows:

   Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the subadviser of the Cyclical Growth and Income ETF Portfolio, the Cyclical Growth ETF Portfolio, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio, and the Strategic Growth Portfolio (the "Gallatin-Subadvised Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the Gallatin-Subadvised Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the Statement of Additional Information for Met Investors Series Trust for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment adviser of Met Investors Series Trust.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the Gallatin-Subadvised Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the Gallatin-Subadvised Portfolios.

   THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 MetLife Investors Distribution Company Telephone: 800-343-8496
 Annuity Service Office
 Des Moines, Iowa 50306-0366

                      METLIFE INVESTORS INSURANCE COMPANY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                     MAY 1, 2006 AS REVISED JULY 28, 2006
               (INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY)

This will supplement the Statement of Additional Information dated May 1, 2006 as revised July 28, 2006. The following information is provided with respect to the Individual Fixed and Variable Deferred Annuity (the "Contract") issued by MetLife Investors Insurance Company (the "Company").

FINANCIAL STATEMENTS

The financial statements of the Company dated April 19, 2006 (November 3, 2006 as to Note 12) are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Contract.

             METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                       CONSOLIDATED FINANCIAL STATEMENTS
                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006
      (November 3, 2006 as to Note 12)

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of Metlife, Inc.)
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                              2005    2004
                                                                            -------  -------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $2,357
   and $2,173, respectively)                                                $ 2,348  $ 2,189
 Equity securities, at fair value (cost: $1 and $1, respectively)                 1        1
 Mortgage loans on real estate                                                   65      130
 Policy loans                                                                    28       28
 Real estate joint ventures held-for-investment                                   3        5
 Other limited partnership interests                                              3        2
 Short-term investments                                                          79      103
 Other invested assets                                                           28       15
                                                                            -------  -------
   Total investments                                                          2,555    2,473
Cash and cash equivalents                                                        17      174
Accrued investment income                                                        24       21
Premiums and other receivables                                                1,013      927
Deferred policy acquisition costs and value of business acquired                612      573
Current income taxes receivable                                                   -       23
Other assets                                                                    120       94
Separate account assets                                                       7,529    6,546
                                                                            -------  -------
   Total assets                                                             $11,870  $10,831
                                                                            =======  =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                     $   238  $   112
 Policyholder account balances                                                2,769    2,903
 Other policyholder funds                                                        22        9
 Current income taxes payable                                                     2        -
 Deferred income taxes payable                                                   36       36
 Payables for collateral under securities loaned transactions                   508      487
 Other liabilities                                                               39       36
 Separate account liabilities                                                 7,529    6,546
                                                                            -------  -------
   Total liabilities                                                        $11,143  $10,129
                                                                            =======  =======

Stockholder's Equity:
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding                                        6        6
 Additional paid-in capital                                                     586      586
 Retained earnings                                                              139      104
 Accumulated other comprehensive income (loss)                                   (4)       6
                                                                            -------  -------
   Total stockholder's equity                                                   727      702
                                                                            -------  -------
   Total liabilities and stockholder's equity                               $11,870  $10,831
                                                                            =======  =======


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                2005  2004 2003
                                                                ----  ---- ----
REVENUES
Premiums                                                        $122  $ 19 $  7
Universal life and investment-type product policy fees           115   107   79
Net investment income                                            114   134  143
Other revenues                                                    61    71   65
Net investment gains (losses)                                     (6)   36  (25)
                                                                ----  ---- ----
   Total revenues                                                406   367  269
                                                                ----  ---- ----

EXPENSES
Policyholder benefits and claims                                 139    30   22
Interest credited to policyholder account balances               120   147  171
Other expenses                                                   103    99   80
                                                                ----  ---- ----
   Total expenses                                                362   276  273
                                                                ----  ---- ----

Income (loss) before provision (benefit) for income taxes         44    91   (4)
Provision (benefit) for income tax expense                         9    27   (3)
                                                                ----  ---- ----
Income (loss) before cummulative effect of change in accounting   35    64   (1)
Cumulative effect of change in accounting, net of income taxes     -     1    -
                                                                ----  ---- ----
Net income (loss)                                               $ 35  $ 65 $ (1)
                                                                ====  ==== ====




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                             ACCUMULATED
                                                                        ADDITIONAL              OTHER
                                                                 COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                                 STOCK   CAPITAL   EARNINGS INCOME (LOSS) TOTAL
                                                                 ------ ---------- -------- ------------- -----
Balance at January 1, 2003                                         $6      $431      $ 40       $  7      $484
Capital contribution                                                         56                             56
Comprehensive income (loss):
 Net loss                                                                              (1)                  (1)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                             14        14
                                                                                                          ----
 Comprehensive income (loss)                                                                                13
                                                                 ---------------------------------------------
Balance at December 31, 2003                                        6       487        39         21       553
Capital contribution                                                        110                            110
Sale of subsidiary                                                          (11)                           (11)
Comprehensive income (loss):
 Net income                                                                            65                   65
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (15)      (15)
                                                                                                          ----
 Comprehensive income (loss)                                                                                50
                                                                 ---------------------------------------------
Balance at December 31, 2004                                        6       586       104          6       702
Comprehensive income (loss):
 Net Income                                                                            35                   35
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (10)      (10)
                                                                                                          ----
 Comprehensive income (loss)                                                                                25
                                                                 ---------------------------------------------
Balance at December 31, 2005                                       $6      $586      $139       $ (4)     $727
                                                                 =============================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                                      2005     2004     2003
                                                                                                    -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                   $    35  $    65  $    (1)
 Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net                   8       12        9
   (Gains) losses from sales of investments, net                                                          6      (36)      25
   Interest credited to policyholder account balances                                                   120      147      171
   Universal life and investment-type product policy fees                                              (115)    (107)     (79)
   Change in accrued investment income                                                                   (3)       5       (3)
   Change in premiums and other receivables                                                             (77)    (413)    (140)
   Change in deferred policy acquisition costs, net                                                     (29)     (77)     (98)
   Change in insurance-related liabilities                                                              125       26        2
   Change in income taxes payable                                                                        30        9       (9)
   Change in other assets                                                                                83       74       46
   Change in other liabilities                                                                            6      (30)     (65)
                                                                                                    -------  -------  -------
Net cash provided by (used in) operating activities                                                     189     (325)    (142)
                                                                                                    -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                                   2,025      990    1,149
   Mortgage loans on real estate                                                                         67      137       49
   Real estate and real estate joint ventures                                                             2        1        -
 Purchases of:
   Fixed maturities                                                                                  (2,245)  (1,029)  (1,672)
   Mortgage loans on real estate                                                                          -      (41)      (1)
   Real estate and real estate joint ventures                                                             -        -       (1)
 Net change in short-term investments                                                                    24      116      (97)
 Proceeds from sales of businesses                                                                        -       20        -
 Net change in other invested assets                                                                     (6)      (1)     (14)
                                                                                                    -------  -------  -------
Net cash provided by (used in) investing activities                                                    (133)     193     (587)
                                                                                                    -------  -------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                           1,355    1,811    2,180
   Withdrawals                                                                                       (1,589)  (1,864)  (1,978)
 Net change in payables for collateral under securities loaned transactions                              21      100      387
 Capital contribution                                                                                     -      110       56
                                                                                                    -------  -------  -------
Net cash provided by (used in) financing activities                                                    (213)     157      645
                                                                                                    -------  -------  -------
Change in cash and cash equivalents                                                                    (157)      25      (84)
Cash and cash equivalents, beginning of year                                                            174      149      233
                                                                                                    -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                              $    17  $   174  $   149
                                                                                                    =======  =======  =======
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Income taxes                                                                                     $   (19) $    21  $     6
                                                                                                    =======  =======  =======

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. On October 1, 2004 the Company was sold by COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      On October 1, 2004, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $2 million for both years ended December 31, 2004 and 2003.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 46 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include, $100 million and $387 million relating to the net change in payable for collateral under securities loaned transactions which was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively. Reflected in the consolidated balance sheets and the consolidated statements of cash flows is a reclassification of the reinsurance receivables. Premiums and other receivables and other liabilities

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      reclassifications on the consolidated balance sheets include $14 million at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the consolidated statements of cash flows is $14 million and $69 million for the years ended December 31, 2004 and 2003, respectively.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) accounting for reinsurance transactions; and (viii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into real estate joint ventures and other limited partnerships for which the Company may by deemed to be the primary beneficiary and, therefore, may by required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company was not deemed to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2005 and 2004.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets consist principally of derivatives carried at fair value as determined by quoted market prices or through the use of pricing models.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004, and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges for net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and is primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005 and 2003. Goodwill was $33 million as of December 31, 2005 and 2004 and $34 million as of December 31, 2003. During 2004, dispositions of goodwill of $0.2 million is related to the sale of FMLI.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $1 million at December 31, 2005.

      The fair value of the GMWBs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to term life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include reinsurance financing fees and advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company and its includable life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company filed a consolidated return for 2004 with MLIICCA and FMLI. The operations of FMLI included in the 2004 consolidated return were through September 30, 2004, and after that time FMLI filed a separate standalone return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheets dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "-- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      EMPLOYEE BENEFIT PLANS

      The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate, covering employees who meet specified eligibility requirements. The reported expense associated with this plan requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by Metropolitan Life. Metropolitan Life's management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2005, 2004, and 2003.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

      . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

      . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and
          (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheets and changes in fair value are reported in income. Issue B36 did not have a material impact on the Company's consolidated financial statements.

      . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheets date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

      In June 2005, the EITF reached consensus on Issue No. 04-5, DETERMINING WHETHER A GENERAL PARTNER, OR THE GENERAL PARTNERS AS A GROUP, CONTROLS A LIMITED PARTNERSHIP OR SIMILAR ENTITY WHEN

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      THE LIMITED PARTNERS HAVE CERTAIN RIGHTS ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of adoption.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  932   $ 6      $11      $  927    39.5%
     Residential mortgage-backed
       securities                          582     3        5         580    24.7
     Foreign corporate securities          175     2        2         175     7.5
     U.S. treasury / agency securities     153     1        -         154     6.5
     Commercial mortgage-backed
       securities                          297     -        6         291    12.4
     Asset-backed securities               174     1        1         174     7.4
     Foreign government securities          40     4        1          43     1.8
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,357   $17      $26      $2,348   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                                                DECEMBER 31, 2004
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  946   $16      $ 3      $  959    43.8%
     Residential mortgage-backed
       securities                          384     3        1         386    17.6
     Foreign corporate securities          104     3        1         106     4.8
     U.S. treasury / agency securities     276     -        1         275    12.6
     Commercial mortgage-backed
       securities                          259     1        2         258    11.8
     Asset-backed securities               185     1        1         185     8.5
     Foreign government securities          15     1        -          16     0.7
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,173   $25      $ 9      $2,189   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company held foreign currency derivatives with notional amounts of $4 million and $1 million to hedge exchange risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $128 million and $55 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $4 million and $2 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million at December 31, 2005. There were no non-income producing fixed maturities at December 31, 2004. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities for both years ended December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                  (IN MILLIONS)
    Due in one year or less           $  121    $  121    $  171    $  173
    Due after one year through five
      years                              605       601       881       889
    Due after five years through ten
      years                              407       407       208       211
    Due after ten years                  171       174        85        87
                                      ------    ------    ------    ------
      Subtotal                         1,304     1,303     1,345     1,360
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          1,053     1,045       828       829
                                      ------    ------    ------    ------
      Total fixed maturities          $2,357    $2,348    $2,173    $2,189
                                      ======    ======    ======    ======

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          -----------------------
                                           2005     2004    2003
                                           ------   ----    ----
                                             (IN MILLIONS)
                  Proceeds                $1,645    $353    $712
                  Gross investment gains  $    2    $ 34    $  8
                  Gross investment losses $  (19)   $ (5)   $ (7)

      There were insignificant investment writedowns during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $2 million and $22 million, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                    DECEMBER 31, 2005
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                     $  483      $ 9        $ 87        $2       $  570      $11
Residential mortgage-backed securities           363        4          41         1          404        5
Foreign corporate securities                      95        1          24         1          119        2
U.S. treasury / agency securities                 83        -           -         -           83        -
Commercial mortgage-backed securities            254        5          30         1          284        6
Asset-backed securities                           86        1           6         -           92        1
Foreign government securities                      6        1           -         -            6        1
State and political subdivision securities         4        -           -         -            4        -
                                              ------      ---        ----        --       ------      ---
 Total fixed maturities                       $1,374      $21        $188        $5       $1,562      $26
                                              ======      ===        ====        ==       ======      ===
Total number of securities in an unrealized
  loss position                                  220                   58                    278
                                              ======                 ====                 ======

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31, 2004
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                      $402        $3        $ 9         $-       $  411       $3
Residential mortgage-backed securities          130         1         21          -          151        1
Foreign corporate securities                     27         -         12          1           39        1
U.S. treasury / agency securities               156         1          -          -          156        1
Commercial mortgage-backed securities           177         1         26          1          203        2
Asset-backed securities                          67         1          -          -           67        1
                                               ----        --        ---         --       ------       --
 Total fixed maturities                        $959        $7        $68         $2       $1,027       $9
                                               ====        ==        ===         ==       ======       ==
Total number of securities in an unrealized
  loss position                                 212                   14                     226
                                               ====                  ===                  ======

      The Company did not have equity securities in an unrealized loss position at either December 31, 2005 or 2004.

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                   DECEMBER 31, 2005
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $1,128      $2      $14      $1      181      1
Six months or greater but less than nine months         86       -        2       -        1      -
Nine months or greater but less than twelve months     179       -        4       -       37      -
Twelve months or greater                               193       -        5       -       58      -
                                                    ------      --      ---      --      ---      -
 Total                                              $1,586      $2      $25      $1      277      1
                                                    ======      ==      ===      ==      ===      =

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $  713      $-      $4       $-      148      -
Six months or greater but less than nine months        212       -       3        -       53      -
Nine months or greater but less than twelve months      41       -       -        -       11      -
Twelve months or greater                                70       -       2        -       13      1
                                                    ------      --      --       --      ---      -
 Total                                              $1,036      $-      $9       $-      225      1
                                                    ======      ==      ==       ==      ===      =

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $9 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented less than 1% of the cost or amortized cost of such securities.

      As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Such unrealized losses have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, the unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost were less than $1 million.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      SECURITIES LENDING PROGRAM

      The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $487 million and $472 million and an estimated fair value of $488 million and $475 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $508 million and $487 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral at December 31, 2005 and 2004 on deposit from customers in connection with securities lending transactions.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                   ------------
                                                   2005    2004
                                                   ----    ----
                                                   (IN MILLIONS)
                   Commercial mortgage loans       $65     $131
                   Less: Valuation allowances        -        1
                                                   ---     ----
                     Mortgage loans on real estate $65     $130
                                                   ===     ====

      Mortgage loans are collateralized by properties in the United States. At December 31, 2005, approximately 31%, 19% and 13% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ------------------------
                                              2005     2004    2003
                                              ----     ----    ----
                                              (IN MILLIONS)
                   Balance, beginning of year $ 1      $ 1      $1
                   Additions                    -        1       -
                   Deductions                  (1)      (1)      -
                                              ---      ---      --
                   Balance, end of year       $ -      $ 1      $1
                                              ===      ===      ==

      There were no impaired mortgage loans on real estate at December 31, 2005 and 2004.

      The Company's average investment in impaired loans was insignificant for the year ended December 31, 2005. The average investment in impaired loans was $1 million and $4 million for the years ended December 31, 2004 and 2003, respectively. The Company did not recognize interest income on impaired loans for the year ended December 31, 2005. Interest income on impaired loans was $1 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

      The Company did not have restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held-for-investment at December 31, 2005 and 2004 were $3 million and $5 million, respectively.

      At December 31, 2005, 100% of the Company's real estate holdings consisted of office buildings located in Illinois.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2005     2004    2003
                                                          ----     ----    ----
                                                          (IN MILLIONS)
        Fixed maturities                                  $114     $111    $114
        Mortgage loans on real estate                        9       20      22
        Policy loans                                         3        2       2
        Cash, cash equivalents and short-term investments    6        7       9
                                                            ----    ----    ----
          Total                                            132      140     147
        Less: Investment expenses                           18        6       4
                                                            ----    ----    ----
          Net investment income                           $114     $134    $143
                                                            ====    ====    ====

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                2005     2004    2003
                                                ----     ----    ----
                                                 (IN MILLIONS)
                Fixed maturities                $(17)    $27     $(21)
                Mortgage loans on real estate      1      10        -
                Derivatives                       12      (1)      (4)
                Other                             (2)      -        -
                                                 ----    ---      ----
                  Net investment gains (losses) $ (6)    $36     $(25)
                                                 ====    ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                      2005    2004    2003
                                                      ----    ----    ----
                                                       (IN MILLIONS)
           Fixed maturities                           $(9)    $16     $ 68
           Amounts related to:
             DAC and VOBA                               3      (7)     (36)
           Deferred income taxes                        2      (3)     (11)
                                                      ---     ---      ----
             Net unrealized investment gains (losses) $(4)    $ 6     $ 21
                                                      ===     ===      ====

      The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -----------------------
                                                              2005     2004     2003
                                                              ----     ----     ----
                                                               (IN MILLIONS)
  Balance, beginning of year                                  $  6     $ 21     $ 7
  Unrealized investment gains (losses) during the year         (25)     (54)     28
  Unrealized investment gains of subsidiaries at date of sale    -        2       -
  Unrealized investment (losses) gains related to:
    DAC and VOBA                                                10       29      (7)
  Deferred income taxes                                          5        8      (7)
                                                               ----     ----    ---
  Balance, end of year                                        $ (4)    $  6     $21
                                                               ====     ====    ===
  Net change in unrealized investment gains (losses)          $(10)    $(15)    $14
                                                               ====     ====    ===

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                             DECEMBER 31, 2005           DECEMBER 31, 2004
                        --------------------------- ---------------------------
                                 CURRENT MARKET OR           CURRENT MARKET OR
                                     FAIR VALUE                  FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                             (IN MILLIONS)
 Interest rate swaps     $    2   $ -       $-       $    7   $ -       $3
 Interest rate floors     2,460    28        -        1,260    15        -
 Financial futures           86     -        1          108     -        1
 Foreign currency swaps       4     -        -            1     -        -
 Credit default swaps        30     -        -           10     -        -
                         ------   ---       --       ------   ---       --
    Total                $2,582   $28       $1       $1,386   $15       $4
                         ======   ===       ==       ======   ===       ==

      The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 2,500 and 0 equity variance swaps contracts, respectively. Market values for equity variance swaps are insignificant and were not included in the preceding table.

      The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                      AFTER ONE  AFTER FIVE
                                         YEAR       YEARS
                          ONE YEAR OR  THROUGH   THROUGH TEN AFTER TEN
                             LESS     FIVE YEARS    YEARS      YEARS   TOTAL
                          ----------- ---------- ----------- --------- ------
                                             (IN MILLIONS)
   Interest rate swaps        $ -        $ -       $    2       $-     $    2
   Interest rate floors         -          -        2,460        -      2,460
   Financial futures           86          -            -        -         86
   Foreign currency swaps       -          1            3        -          4
   Credit default swaps         -         30            -        -         30
                              ---        ---       ------       --     ------
      Total                   $86        $31       $2,465       $-     $2,582
                              ===        ===       ======       ==     ======

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

      Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

      In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

      Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, equity variance swaps are not included in the preceding table.

      Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                         DECEMBER 31, 2005           DECEMBER 31, 2004
                    --------------------------- ---------------------------
                                 FAIR VALUE                  FAIR VALUE
                    NOTIONAL ------------------ NOTIONAL ------------------
                     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                    -------- ------ ----------- -------- ------ -----------
                                         (IN MILLIONS)
     Non-qualifying  $2,582   $28       $1       $1,386   $15       $4
                     ======   ===       ==       ======   ===       ==

      The following table provides the settlement payments recorded in income for the:

                                                  YEARS ENDED DECEMBER 31,
                                                  -----------------------
                                                  2005         2004
                                                  ----         ----
                                                  (IN MILLIONS)
                    Non-qualifying hedges:
                    Net investment gains (losses)  $1          $(1)
                                                   ==          ===

      The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2003.

      FAIR VALUE HEDGES

      The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
      (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

      The Company did not have any fair value hedges during the years ended December 31, 2005 or 2004. The Company recognized ($4) million in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2003.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year December 31, 2003. There were no instances in which the Company

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging:
      (i) interest rate swaps, purchased floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency swaps to minimize its exposure to adverse movements in exchange rates;
      (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; (v) equity variance swaps to economically hedge liabilities; (vi) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

      For the years ended December 31, 2005 and 2004 the Company recognized as net investment gains (losses) changes in fair value of $11 million and ($4) million related to derivatives that do not qualify for hedge accounting. For the year ended December 31, 2003 the Company recognized insignificant net investment gains (losses) related to changes in fair value of derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                 DEFERRED
                                                  POLICY    VALUE OF
                                                ACQUISITION BUSINESS
                                                   COSTS    ACQUIRED TOTAL
                                                ----------- -------- -----
                                                      (IN MILLIONS)
     Balance at January 1, 2003                    $224       $193   $417
       Capitalizations                              132          -    132
                                                   ----       ----   ----
           Total                                    356        193    549
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)               (4)        (2)    (6)
         Unrealized investment gains (losses)         6          1      7
         Other expenses                              20         19     39
                                                   ----       ----   ----
           Total amortization                        22         18     40
                                                   ----       ----   ----
     Balance at December 31, 2003                   334        175    509
       Capitalizations                              126          -    126
                                                   ----       ----   ----
           Total                                    460        175    635
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)                2          3      5
         Unrealized investment gains (losses)       (15)       (14)   (29)
         Other expenses                              41          3     44
                                                   ----       ----   ----
           Total amortization                        28         (8)    20
                                                   ----       ----   ----
       Less: Dispositions and other                 (41)        (1)   (42)
                                                   ----       ----   ----
     Balance at December 31, 2004                   391        182    573
       Capitalizations                               66          -     66
                                                   ----       ----   ----
           Total                                    457        182    639
                                                   ----       ----   ----
       Less amortization related to:
         Unrealized investment gains (losses)        (4)        (6)   (10)
         Other expenses                              12         25     37
                                                   ----       ----   ----
           Total amortization                         8         19     27
                                                   ----       ----   ----
     Balance at December 31, 2005                  $449       $163   $612
                                                   ====       ====   ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $14 million in 2006, $14 million in 2007, $13 million in 2008, $13 million in 2009, and $13 million in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                              2005        2004
                                              ----        ----
                                              (IN MILLIONS)
                       Balance at January 1   $59         $ 50
                       Capitalization          19           25
                       Amortization            (3)          (5)
                       Dispositions             -          (11)
                                              ---            ----
                       Balance at December 31 $75         $ 59
                                              ===            ====

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                   DECEMBER 31,
                           ---------------------------------------------------------
                                        2005                           2004
                           --------------------------     --------------------------
                           IN THE EVENT        AT         IN THE EVENT        AT
                             OF DEATH     ANNUITIZATION     OF DEATH     ANNUITIZATION
                           ------------   -------------   ------------   -------------
                                                   (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value             $   1,333           N / A      $     791           N / A
  Net amount at risk        $       1 (1)       N / A      $       1 (1)       N / A
  Average attained age of
  contractholders            64 years           N / A       62 years           N / A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
  Account value             $   7,451       $   4,414      $   6,933       $   3,623
  Net amount at risk        $     160 (1)   $      30 (2)  $     188 (1)   $      19 (2)
  Average attained age of
  contractholders            64 years        60 years       64 years        59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheets date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $17 million and $9 million, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                            -------------
                                             2005   2004
                                            ------ ------
                                            (IN MILLIONS)
                      Mutual Fund Groupings
                        Equity              $6,247 $5,211
                        Bond                   532    608
                        Balanced               439    411
                        Money Market            67     58
                        Specialty               84     90
                                            ------ ------
                          TOTAL             $7,369 $6,378
                                            ====== ======

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $7,529 million and $6,546 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $93 million, $88 million and $65 million for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      particular travel, avocation and lifestyle hazards. The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                               2005     2004    2003
                                                               ----     ----    ----
                                                               (IN MILLIONS)
   Direct premiums earned                                      $122     $20     $11
   Reinsurance ceded                                              -      (1)     (4)
                                                                 ----   ---     ---
   Net premiums earned                                         $122     $19     $ 7
                                                                 ====   ===     ===
   Reinsurance recoveries netted against policyholder benefits
     and claims                                                $  -     $ 3     $ -
                                                                 ====   ===     ===

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were insignificant at December 31, 2005 and 2004.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005    2004    2003
                                                   ----    ----    ----
                                                    (IN MILLIONS)
              Current:
                Federal                             $4     $(6)    $  9
              Deferred:
                Federal                              5      33      (12)
                                                    --     ---      ----
              Provision (benefit) for income taxes  $9     $27     $ (3)
                                                    ==     ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005     2004    2003
                                                   ----     ----    ----
                                                   (IN MILLIONS)
              Tax provision at U.S. statutory rate $15      $32     $(1)
              Tax effect of:
                Tax exempt investment income        (6)      (5)     (2)
                                                   ---      ---     ---
              Provision (benefit) for income taxes $ 9      $27     $(3)
                                                   ===      ===     ===

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                        DECEMBER 31,
                                                        ------------
                                                        2005   2004
                                                        ----   ----
                                                        (IN MILLIONS)
             Deferred income tax assets:
               Policyholder liabilities and receivables $ 89   $ 99
               Net operating loss carryforwards           53     39
               Capital loss carryforwards                 16     10
               Tax credit carryforwards                    2      -
               Intangibles                                 2      3
               Net unrealized investment losses            2      -
               Other                                       2      -
                                                        ----   ----
                                                         166    151
                                                        ----   ----
             Deferred income tax liabilities:
               Investments                                12      7
               Deferred policy acquisition costs         190    176
               Net unrealized investment gains             -      3
               Other                                       -      1
                                                        ----   ----
                                                         202    187
                                                        ----   ----
             Net deferred income tax liability          $(36)  $(36)
                                                        ====   ====

      The Company has capital loss carryforwards of $44 million at December 31, 2005 which will expire between 2006 and 2010. The Company has net operating losses of $152 million which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any adjustment that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for the years ended December 31, 2005, 2004 and 2003. The Company maintained a liability of $12 million, and a related asset for premium tax offsets of less than $1 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MLIIC's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      There were no capital contributions received in 2005. MLIIC received cash capital contributions of $110 million from MetLife in 2004 and $56 million from COVA in 2003.

      STATUTORY EQUITY AND INCOME

      MLIIC's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      within certain levels, each of which requires specified corrective action. MLIIC exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of MLIIC.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of MLIIC, a Missouri domiciled insurer, was $1 million, ($168) million and $40 million for the years ended
      December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $175 million and $182 million at December 31, 2005 and 2004, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income
      (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                YEARS ENDED DECEMBER 31,
                                                                -----------------------
                                                                2005     2004    2003
                                                                ----     ----    ----
                                                                  (IN MILLIONS)
Holding losses on investments arising during the year           $(38)    $(40)   $ (5)
Income tax effect of holding losses                               13       14       2
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                         4      (27)     23
  Amortization of premiums and accretion of and discounts
    associated with investments                                    9       13      10
  Income tax effect                                               (5)       5     (11)
Allocation of holding gains (losses) on investments relating to
  other policyholder amounts                                      10       29      (7)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                      (3)     (10)      2
Unrealized investment gains of subsidiary at date of sale          -        2       -
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale                                       -       (1)      -
                                                                 ----     ----    ----
Other comprehensive income (loss)                               $(10)    $(15)   $ 14
                                                                 ====     ====    ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2005     2004     2003
                                             ----     -----   -----
                                                (IN MILLIONS)
                Compensation                 $  1    $   1    $   1
                Commissions                    71      115      122
                Amortization of DAC and VOBA   37       49       33
                Capitalization of DAC         (66)    (126)    (132)
                Other                          60       60       56
                                              ----    -----   -----
                  Total other expenses       $103    $  99    $  80
                                              ====    =====   =====

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                               CARRYING ESTIMATED
DECEMBER 31, 2005                                               VALUE   FAIR VALUE
-----------------                                              -------- ----------
                                                                  (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,348    $2,348
  Equity securities                                             $    1    $    1
  Mortgage loans on real estate                                 $   65    $   65
  Policy loans                                                  $   28    $   28
  Short-term investments                                        $   79    $   79
  Cash and cash equivalents                                     $   17    $   17
LIABILITIES:
  Policyholder account balances                                 $2,630    $2,516
  Payables for collateral under securities loaned transactions  $  508    $  508

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        ESTIMATED
                                                               CARRYING   FAIR
DECEMBER 31, 2004                                               VALUE     VALUE
-----------------                                              -------- ---------
                                                                 (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,189   $2,189
  Equity securities                                             $    1   $    1
  Mortgage loans on real estate                                 $  130   $  136
  Policy loans                                                  $   28   $   28
  Short-term investments                                        $  103   $  103
  Cash and cash equivalents                                     $  174   $  174
LIABILITIES:
  Policyholder account balances                                 $2,763   $2,710
  Payables for collateral under securities loaned transactions  $  487   $  487

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

      The carrying values of payables under securities loaned transactions approximate fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life, that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company, recorded in other expenses were $49 million, $53 million and $47 million, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately ($19) million and ($13) million, respectively, relate primarily to Met Investors Advisory, LLC, FMLI, and MetLife Investors Distribution Company.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      As of December 31, 2005 and 2004, respectively, the Company held $76 million and $103 million of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the year ended December 31, 2005. The Company transferred assets with a cost or amortized cost and fair market value of $256 million and $288 million, respectively, for the year ended December 31, 2004. The realized capital gains (losses) recognized on these transfers was $32 million for the year ended December 31, 2004. There were no significant realized capital gains (losses) recognized on transfers for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $4 million and $0 million for the years ended December 31, 2005 and 2004, respectively.

12. SUBSEQUENT EVENT

      Regulatory approval has been received for the merger of MLIICCA into the Company. This transaction is expected to occur on or about November 9, 2006.

PART C

                               OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
--------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Statement of Assets and Liabilities as of December 31, 2005.
     3.  Statement of Operations for the year ended December 31, 2005.
     4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.
     5.  Notes to Financial Statements - December 31, 2005.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Consolidated Balance Sheets as of December 31, 2005 and 2004.
     3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.
     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003.
     5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
     6.  Notes to Consolidated Financial Statements.

The following consolidated financial statements of General American as Guarantor are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Consolidated Balance Sheets as of December 31, 2005 and 2004.
     3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.
     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003.
     5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
     6.  Notes to Consolidated Financial Statements.

b. Exhibits
--------------------------------------------------------------------------------

        1.  (i)   Resolution of the Board of Directors of the Company
                  authorizing the establishment of the Variable Account (5)
            (ii)  Amended and restated Resolutions (11)
        2.        Not applicable
        3.  (i)   Form of Principal Underwriter's Agreement (7)
            (ii)  Form of Selling Agreement (2)
            (iii) Principal Underwriter's and Selling Agreement, dated January
                  1, 2001, and Amendments (11)
            (iv)  Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (15)
        4.  (i)   Individual Flexible Purchase Payment Deferred Variable
                  Annuity Contract (1)
            (ii)  Death Benefit Rider (1)
            (iii) Rider - Nursing Home Waiver (1)
            (iv)  Death Benefit Endorsements (5)
            (v)   Charitable Remainder Trust Endorsement (5)
            (vi)  Form of Endorsement (Name Change) (7)
        5.        Application for Variable Annuity (2)
        6.  (i)   Copy of Articles of Incorporation of the Company (1)
            (ii)  Copy of the By-Laws of the Company (1)
        7.  (i)   Reinsurance Agreement between MetLife Investors Insurance
                  Company and Metropolitan Life Insurance Company (9)
            (ii)  Automatic Reinsurance Agreement between MetLife Investors
                  Insurance Company and Exeter Reassurance Company, Ltd. (9)
            (iii) Contingent Reinsurance Agreement between MetLife Investors
                  Insurance Company and General American Life Insurance
                  Company (14)
        8.  (i)   Participation Agreement among Met Investors Series Trust, Met
                  Investors Advisory Corp., MetLife Investors Distribution
                  Company and MetLife Investors Insurance Company dated
                  February 12, 2001. And First Amendment to Participation
                  Agreement dated September 14, 2001 (9)
            (ii)  Form of Fund Participation Agreement among Putnam Variable
                  Trust, Putnam Mutual Funds Corp. and Cova Financial Services
                  Life Insurance Company (3)
            (iii) Form of Fund Participation Agreement among AIM Variable
                  Insurance Funds, Inc., AIM Distributors, Inc., Cova Financial
                  Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (3)
            (iv)  Form of Participation Agreement among Russell Insurance
                  Funds, Russell Fund Distributors, Inc. and Cova Financial
                  Services Life Insurance Company (3)
            (v)   Participation Agreement among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation and Cova Financial
                  Services Life Insurance Company. And Participation Agreement among Variable Insurance Products Fund II, Fidelity
                  Distributors Corporation and Cova Financial Services Life
                  Insurance Company. And Participation Agreement among
                  Variable Insurance Products Funds III, Fidelity Distributor
                  Corporation and Cova Financial Services Life Insurance
                  Company (all dated November 17, 1997) (4)
            (vi)  Form of Participation Agreement among Templeton Variable
                  Products

                Series Fund, Franklin Templeton Distributors, Inc. and Cova
                Financial Services Life Insurance Company (5)
         (vii)  Form of Fund Participation Agreement - PIMCO Variable
                Insurance Trust (6)
         (viii) Form of Fund Participation Agreement - Scudder Variable Life
                Investment Fund (6)
         (ix)   Participation Agreement among Metropolitan Series Funds, Inc.,
                Metropolitan Life Insurance Company and Cova Financial
                Services Life Insurance Company (effective September 1, 2000)
                (11)
         (x)    Participation Agreement among Metropolitan Series Fund, Inc.,
                MetLife Advisers, LLC, Metropolitan Life Insurance Company
                and MetLife Investors Insurance Company dated July 1, 2004
                (13)
         (xi)   Net Worth Agreement between MetLife, Inc. and MetLife
                Investors Insurance Company (effective December 31, 2002)
                (14)
         (xii)  Guarantee Agreement (General American Life Insurance
                Company) (16)
     9.  (i)    Opinion and Consent of Counsel (8)
         (ii)   Opinion and Consent of Counsel for General American Life
                Insurance Company (17)
     10.        Consent of Independent Registered Public Accounting Firm
                (Deloitte & Touche LLP) for the Depositor, Registrant and the
                Guarantor (filed herewith)
     11.        Not Applicable
     12.        Agreement Governing Contribution (5)
     13. (i)    Powers of Attorney for MetLife Investors Insurance Company
                (filed herewith)
         (iii)  Powers of Attorney for General American Life Insurance
                Company as Guarantor (filed herewith)


(1) Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.
(2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement electronically filed on November 19, 1997.
(3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 (File Nos. 333-34741 and 811-05200) to Form N-4 electronically filed on January 26, 1998.
(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 on Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 30, 1998.
(5) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 30, 1999.
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 26, 2001.

(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 30, 2004.

(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Nos. 333-52272 and 811-05200) electronically filed on April 30, 2003.
(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 27, 2004.
(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File Nos. 333-50540 and 811- 05200) electronically filed on July 15, 2004.
(12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-54358 and 811- 05200) electronically filed on July 13, 2005.
(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File Nos. 333-50540 and 811- 05200) electronically filed on October 7, 2005.
(14) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 on Form N-4 (File Nos. 333-50540 and 811- 05200) electronically filed on April 21, 2006.
(15) Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811- 03365) electronically filed on April 24, 2006.
(16) Incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's Post-Effective Amendment No. 11 on Form N-4 (File Nos. 333-96795 and 811- 08306) electronically filed on
        July 27, 2006.

(17) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File Nos. 333-50540 and 811-05200) filed on July 28, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address Positions and Offices with Depositor
----------------------------------- ---------------------------------------
Michael K. Farrell                  Chairman of the Board, President, Chief
5 Park Plaza, Suite 1900            Executive Officer and Director
Irvine, CA 92614

James P. Bossert                    Executive Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson         Executive Vice President, General Counsel,
5 Park Plaza, Suite 1900   Secretary and Director
Irvine, CA 92614

Kevin J. Paulson           Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Charles V. Curcio          Vice President-Finance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Brian C. Kiel              Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Deborah L. Buffington      Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

John Rosenthal             Vice President, Chief Hedging Officer
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Tupper          Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Anthony J. Williamson      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Susan A. Buffum            Director
334 Madison Avenue
Convent Station, NJ 07961

Michael R. Fanning         Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget        Director
260 Madison Avenue
New York, NY 10010

George Foulke         Director
501 Route 22
Bridgewater, NJ 08807

Paul Sylvester        Director
10 Park Avenue
Morristown, NJ 07967

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Retirement Services LLC (NJ)

            a)    MetLife Investment Funds Services LLC (NJ)

            b)    MetLife Investment Funds Management LLC (NJ)

            c)    MetLife Associates LLC (DE)

                  1)   CitiStreet Equities LLC (NJ)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.2319% is owned by MetLife International Holdings, Inc. and 4.7680% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    L/C Development Corporation (CA)

      9.    Thorngate, LLC (DE)

      10.   Alternative Fuel I, LLC (DE)

      11.   Transmountain Land & Livestock Company (MT)

      12.   MetPark Funding, Inc. (DE)

      13.   HPZ Assets LLC (DE)

      14.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      15.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      16.   MetLife (India) Private Ltd. (India)

      17.   Metropolitan Marine Way Investments Limited (Canada)

      18.   MetLife Private Equity Holdings, LLC (DE)

      19.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      20.   Metropolitan Realty Management, Inc. (DE)

      21.   Dewey Square South, LLC (NY)

      22.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      23.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        24.   Bond Trust Account A (MA)

        25.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      26.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      27.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      28.   Corporate Real Estate Holdings, LLC (DE)

      29. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      30.   MetLife Tower Resources Group, Inc. (DE)

      31.   Headland - Pacific Palisades, LLC (CA)

      32.   Headland Properties Associates (CA)

      33.   Krisman, Inc. (MO)

      34.   Special Multi-Asset Receivables Trust (DE)

      35.   White Oak Royalty Company (OK)

      36.   500 Grant Street GP LLC (DE)

      37. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      38.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

            a)    One Financial Place, LP (DE)

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  3) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    MLI Distribution LLC (DE)

            d)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

            b) SSB Private Selections, LLC (DE) (50%) -- SSB Private Selections, LLC ("SSB") is 45% owned by MIC and 5% owned by MLAC (the remaining 50% of SSB is owned by a third party). The capital commitment of SSB in Solomon Smith Barney Private Selection Fund I, LLC represents 24.5% of total commitments.

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co.is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation which has the right to elect 5 of 7 directors and other shareholders hold 100% of the participating common stock classes A and B of such corporation, which classes have the right collectively to elect 2 out of a total of 7 directors.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2006, there were 1,294 Qualified Contract Owners and 4,264 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund VA for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
MetLife of CT Variable Life Insurance Separate Account Four
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate
  Account 2002
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

Met Investors Series Trust
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

 Name and Principal Business Address Positions and Offices with Underwriter
 ----------------------------------- -----------------------------------------
 Paul Sylvester                      President, National Sales Manager-
 10 Park Avenue                      Annuities & LTC
 Morristown, NJ 07962

 Elizabeth M. Forget                 Executive Vice President, Investment Fund
 260 Madison Avenue                  Management & Marketing
 New York, NY 10016

 Paul A. LaPiana                     Executive Vice President, National Sales
 5 Park Plaza, Suite 1900            Manager- Life
 Irvine, CA 92614

 Richard C. Pearson                  Executive Vice President, General Counsel
 5 Park Plaza, Suite 1900            and Secretary
 Irvine, CA 92614

 Leslie Sutherland                   Senior Vice President, Channel Head-
 1 MetLife Plaza                     Broker/Dealers
 27-01 Queens Plaza
 North Long Island City, NY 11101

 Douglas P. Rodgers                  Senior Vice President, Channel Head-LTC
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Curtis Wohlers                      Senior Vice President, Channel Head-
 5 Park Plaza, Suite 1900            Planners
 Irvine, CA 92614

Andrew Aiello              Senior Vice President, Channel Head-
5 Park Plaza, Suite 1900   National Accounts
Irvine, CA 92614

Edward C. Wilson           Senior Vice President, Channel Head-Wirehouse
5 Park Plaza, Suite 1900
Irvine, CA 92614

Myrna Solomon              Senior Vice President, Channel Head-Banks
5 Park Plaza, Suite 1900
Irvine, CA 92614

Peter Gruppuso             Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Deborah L. Buffington      Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham           Vice President and Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Anthony J. Williamson      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Michael K. Farrell         Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

William J. Toppeta         Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                              (3)
                                                        Compensation on
                                                            Events
                                             (2)        Occasioning the
                 (1)                   Net Underwriting Deduction of a      (4)         (5)
          Name of Principal             Discounts and   Deferred Sales   Brokerage     Other
             Underwriter                 Commissions         Load       Commissions Compensation
-------------------------------------- ---------------- --------------- ----------- ------------
MetLife Investors Distribution Company   $76,214,486          $0            $0           $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

       (a)  Registrant
       (b) MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266
       (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
       (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
       (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
       (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd, Tampa, FL 33607
       (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
       (h)  Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166
       (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

   e. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

   These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee;
(ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

   Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

   During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California, on this 6th day of November, 2006.

                     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Registrant)

                     By: METLIFE INVESTORS INSURANCE COMPANY

                     By: /s/ RICHARD C. PEARSON
                         -------------------------------------------
                         Richard C. Pearson
                         Executive Vice President, General Counsel and Secretary

                         METLIFE INVESTORS INSURANCE COMPANY
                         (Depositor)

                     By: /s/ RICHARD C. PEARSON
                         -------------------------------------------
                         Richard C. Pearson
                         Executive Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on November 6, 2006.

/s/ Michael K. Farrell*             Chairman of the Board, President, Chief
----------------------------------  Executive Officer and Director
Michael K. Farrell

/s/ James P. Bossert *              Executive Vice President and Director
----------------------------------
James P. Bossert

/s/ Richard C. Pearson *            Executive Vice President, General
----------------------------------  Counsel, Secretary and Director
Richard C. Pearson

/s/ Charles V. Curcio *             Vice President-Finance
----------------------------------
Charles V. Curcio

/s/ Susan A. Buffum *               Director
----------------------------------
Susan A. Buffum

/s/ Michael R. Fanning *            Director
----------------------------------
Michael R. Fanning

/s/ Elizabeth M. Forget *           Director
----------------------------------
Elizabeth M. Forget

/s/ George Foulke *                 Director
----------------------------------
George Foulke

/s/ Paul Sylvester*                 Director
----------------------------------
Paul Sylvester

/s/ Jeffrey A. Tupper *             Director
----------------------------------
Jeffrey A. Tupper

                                     By: /s/ JOHN E. CONNOLLY, JR.
                                         -----------------------------------
                                         John E. Connolly, Jr., Attorney-in-fact
                                         November 6, 2006

* MetLife Investors Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  SIGNATURES


As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri, on this 6th day of November, 2006.


                                         GENERAL AMERICAN LIFE INSURANCE COMPANY
                                               (Guarantor)

                                     By: /s/ WILLIAM C. LANE
                                         ---------------------------------------
                                         William C. Lane
                                         Vice President and General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on November 6, 2006.

/s/ Lisa M. Weber*                  Chairman of the Board, President, Chief
----------------------------------  Executive Officer and Director
Lisa M. Weber

/s/ Joseph J. Prochaska, Jr.*       Senior Vice President and Chief
----------------------------------  Accounting Officer
Joseph J. Prochaska, Jr.

/s/ Anthony J. Williamson *         Senior Vice President, Treasurer and
----------------------------------  Director
Anthony J. Williamson

/s/ Kenneth J. Eiger *              Assistant Vice President and Actuary
----------------------------------
Kenneth J. Eiger

/s/ Michael K. Farrell *            Director
----------------------------------
Michael K. Farrell

/s/ Leland C. Launer, Jr. *         Director
----------------------------------
Leland C. Launder, Jr.

/s/ James L. Lipscomb*              Director
----------------------------------
James L. Lipscomb

/s/ Catherine A. Rein *             Director
----------------------------------
Catherine A. Rein

/s/ Stanley J. Talbi*               Director
----------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri *             Director
----------------------------------
Michael J. Vietri

/s/ William J. Wheeler *            Director
----------------------------------
William J. Wheeler

                                     By: /s/ JOHN E. CONNOLLY, JR.
                                         -----------------------------------
                                         John E. Connolly, Jr., Attorney-in-fact
                                         November 6, 2006

* General American Life Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

EX-99.B10      Consent of Independent Registered Public Accounting Firm
               (Deloitte & Touche LLP) for the Depositor, Registrant and the
               Guarantor
EX-99.B13 (i) Powers of Attorney for MetLife Investors Insurance Company EX-99.B13 (ii) Powers of Attorney for General American Life Insurance
               Company